Material Accounting Policies Information - Schedule of Depreciation (Details)	6 Months Ended
Jun. 30, 2025
Computer and Software [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	4 years straight line
Motor Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	5 years straight line
Office Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	4 years straight line
Equipment and Tools [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	5 years straight line
Solar Asset Plant [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	10 - 21 years straight line
Office Renovation [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	5 years straight line
Plant and Machinery [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	5 years straight line
Forklift [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Estimated useful lives	5 years straight line